Organization	12 Months Ended
Dec. 31, 2012
Organization [Abstract]
Organization
1.  Organization

Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. ("Spectrum Currency"), Morgan Stanley Smith Barney Spectrum Global Balanced L.P. ("Spectrum Global Balanced"), Morgan Stanley Smith Barney Spectrum Select L.P., ("Spectrum Select"), Morgan Stanley Smith Barney Spectrum Strategic L.P. ("Spectrum Strategic") and Morgan Stanley Smith Barney Spectrum Technical L.P. ("Spectrum Technical") (individually, a "Partnership", or collectively, the "Partnerships") are limited partnerships organized to engage primarily in the speculative trading of futures contracts, options on futures and forward contracts, and forward contracts on physical commodities and other commodity interests, including, but not limited to, foreign currencies, financial instruments, metals, energy, and agricultural products (collectively, "Futures Interests") (refer to Note 6. Financial Instruments).

Ceres Managed Futures LLC, a Delaware limited liability company, acts as the general partner ("Ceres" or the "General Partner") and commodity pool operator of the Partnerships. Ceres is a wholly-owned subsidiary of Morgan Stanley Smith Barney Holdings LLC ("MSSBH").  MSSBH is majority-owned indirectly by Morgan Stanley and minority-owned indirectly by Citigroup Inc. Morgan Stanley Smith Barney LLC is doing business as Morgan Stanley Wealth Management ("Morgan Stanley Wealth Management").  This entity, where the Partnerships continue to maintain a cash account, previously acted as a non-clearing commodity broker for the Partnerships.  The clearing commodity brokers are Morgan Stanley & Co. LLC ("MS&Co.") and Morgan Stanley & Co. International plc ("MSIP").  MS&Co. also acts as the counterparty on all trading of foreign currency forward contracts. Morgan Stanley Capital Group Inc. ("MSCG") acts as the counterparty on all trading of options on foreign currency forward contracts. MSIP serves as the commodity broker for trades on the London Metal Exchange ("LME") .  Morgan Stanley Wealth Management is a principal subsidiary of MSSBH.  MS&Co., MSIP, and MSCG are wholly-owned subsidiaries of Morgan Stanley.

The Partnership no longer offer units of limited partnership interest ("Unit(s)") for purchase or exchange.

Effective the close of business on October 31, 2012, Ceres terminated the management agreement dated as of November 1, 1994, and as amended on November 30, 2000, between Ceres, John W. Henry & Company, Inc. ("JWH") and Spectrum Technical.  Consequently, JWH ceased all trading on behalf of Spectrum Technical effective October 31, 2012.

Effective the close of business on October 31, 2012, Ceres terminated the management agreement dated as of November 1, 1994, among Ceres, Chesapeake Capital Corporation ("Chesapeake") and Spectrum Technical.  Consequently, Chesapeake ceased all trading on behalf of Spectrum Technical effective October 31, 2012.

On October 22, 2012, Ceres, The Cambridge Strategy (Asset Management) Limited ("Cambridge") and Spectrum Currency entered into a management agreement pursuant to which, effective November 1, 2012, Cambridge serves as a trading advisor to Spectrum Currency and trades its allocated portion of Spectrum Currency's net assets through its investment in Cambridge Master Fund L.P. ("Cambridge Master Fund") pursuant to Cambridge Asian Markets Alpha Programme.

Effective the close of business on October 10, 2012, Ceres terminated the management agreement dated as of January 1, 2012, between Ceres, Flintlock Capital Asset Management, LLC ("Flintlock") and Spectrum Currency.  The Partnership fully redeemed its investment in FL Master Fund L.P. ("FL Master Fund") effective October 10, 2012.

Effective June 1, 2012, Chesapeake has agreed to temporarily reduce the management fee it receives from Spectrum Technical from an annual rate of 1/12 of 2% (a 2% annual rate) of adjusted net assets to 1/12 of 1% (a 1% annual rate) of adjusted net assets.

Effective June 1, 2012, Aspect Capital Limited ("Aspect"), has agreed to reduce the monthly management fee for Spectrum Technical from 1/12 of 2.0% (a 2.0% annual rate) to 1/12 of 1.5% (a 1.5% annual rate) of the net assets as of the first day of each month.

Effective May 22, 2012, Chesapeake, in consultation with the General Partner for Spectrum Technical has temporarily reduced the overall leverage of Spectrum Technical's assets traded pursuant to Chesapeake's Diversified 2XL Program (the "Program") from 75% of the customary leverage utilized by the Program, to 50% of the customary leverage utilized by the Program, a reduction of 33.33%.  This reduction in leverage was in response to the current market environment and the adverse performance experienced by Chesapeake over the past 12 months.

As of January 2, 2012, the General Partner changed the trading strategy of Spectrum Currency to a strategy in which the trading advisors employ proprietary trading models and methodologies that seek to identify favorable price relationships between and among various global currency and commodity markets through the analysis of technical market information.  Spectrum Currency aims to achieve capital appreciation through speculative trading directly and indirectly, in U.S. and international markets for currencies, agricultural and energy products and precious and base metals.  Spectrum Currency may employ futures, options on futures, and forward contracts in those markets.

Effective January 1, 2012, the management fee payable by Spectrum Technical to Winton Capital Management Limited ("Winton") was reduced from a monthly management fee rate equal to 1/6 of 1% (a 2% annual rate) per month of net assets allocated to Winton on the first day of each month to a monthly management fee rate equal to 1/12 of 1.5% (a 1.5% annual rate) per month of net assets allocated to Winton on the first day of each month.

Effective January 1, 2012, the General Partner added Flintlock and Krom River Investment Management (Cayman) Limited (together with its affiliate, Krom River Trading AG) ("Krom") as trading advisors to manage the assets of Spectrum Currency through its investments in FL Master Fund and KR Master Fund L.P. ("KR Master Fund"), respectively.

Effective December 31, 2011, the General Partner removed the following trading advisors from the Spectrum Currency: JWH and Sunrise Capital Partners, LLC ("Sunrise").  Consequently, both JWH and Sunrise ceased all futures interest trading on behalf of Spectrum Currency as of that date.

Effective December 1, 2011, the General Partner added Aventis Asset Management LLC ("Aventis") and PGR Capital LLP ("PGR") as trading advisors to manage the assets of Spectrum Strategic through its investment in MB Master Fund L.P. ("MB Master Fund") and PGR Master Fund L.P.( "PGR Master Fund"), respectively.

Effective December 1, 2011, the General Partner added Blackwater Capital Management LLC ("Blackwater") as a trading advisor to manage the assets of Spectrum Technical through its investment in Blackwater Master Fund L.P. ("Blackwater Master Fund").

Effective November 30, 2011, the General Partner has removed Eclipse Capital Management Inc. ("Eclipse") as a trading advisor to Spectrum Strategic.

Effective as of the close of business on August 31, 2011, DKR Fusion Management L.P. ("DKR") was terminated as a trading advisor to Spectrum Strategic.

Effective August 1, 2011, JWH started trading the net assets of Spectrum Technical allocated to JWH (the "JWH Account") in accordance with the JWH Global Analytics trading program and ceased trading the JWH Account in accordance with JWH's Financial and Metals Portfolio.

Effective as of the close of business on May 31, 2011, DKR was terminated as a trading advisor to Spectrum Currency.

Effective May 31, 2011, Morgan Stanley & Co. Incorporated changed its name to Morgan Stanley & Co. LLC.

Effective March 1, 2010, Spectrum Strategic, the General Partner and DKR entered into a management agreement pursuant to which, effective March 1, 2010, DKR served as a trading advisor for Spectrum Strategic and traded its allocated portion of net assets pursuant to DKR's Quantitative Strategies 2X trading program.

Effective February 19, 2010, the General Partner notified FX Concepts Trading Advisor, Inc. ("FX Concepts") that the management agreement dated as of October 9, 2007 and any amendments or revisions subsequently made thereto, among Spectrum Strategic, the General Partner and FX Concepts, pursuant to which FX Concepts traded a portion of Spectrum Strategic's assets in commodity interest contracts, would be terminated effective February 26, 2010.  Consequently, FX Concepts ceased all commodity interest trading on behalf of Spectrum Strategic effective February 26, 2010.

Effective February 19, 2010, the General Partner notified FX Concepts that the management agreement dated as of October 9, 2007, and any amendments or revisions subsequently made thereto, among Spectrum Currency, the General Partner and FX Concepts, pursuant to which FX Concepts traded a portion of the Spectrum Currency's assets in commodity interest contracts, would be terminated effective February 26, 2010.  Consequently, FX Concepts ceased all commodity interest trading on behalf of Spectrum Currency effective February 26, 2010.

Ceres is required to maintain a 1% minimum interest in the equity of each Partnership and income (losses) are shared by Ceres and the limited partners based on their proportional ownership interest.